Schedule of Assets or Liabilities Measured at Fair Value Recurring Basis (Details) - Beeline Financial Holdings Inc [Member] - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Platform Operator, Crypto Asset [Line Items]
Mortgage loans held for sale	$ 6,271,551	$ 2,301,012		$ 3,022,969
Interest rate lock derivative	62,796	57,505		30,757
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Mortgage loans held for sale
Interest rate lock derivative
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Mortgage loans held for sale		2,301,012		3,022,969
Interest rate lock derivative
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Mortgage loans held for sale
Interest rate lock derivative	$ 62,796	$ 57,505	$ 30,757	$ 30,757